financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liquidity risk
Total	$ 24,205	$ 22,478
Debt or equity securities pursuant to a shelf prospectus expiring June, 2020
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	2,500
Debt or equity securities pursuant to a shelf prospectus expiring April, 2018
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		1,200
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,782	2,420
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	109	103
Construction credit facilities commitment
Liquidity risk
Contractual maturities, non-derivative liabilities	45	67
Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	21,439	19,762
Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	106
Composite long-term debt
Liquidity risk
Total	21,293
Other
Liquidity risk
Contractual maturities, derivative liabilities	2
First year
Liquidity risk
Total	3,772	4,360
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,372	2,232
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	3	103
First year | Construction credit facilities commitment
Liquidity risk
Contractual maturities, non-derivative liabilities	45	67
First year | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,349	1,928
First year | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	55
2 years hence
Liquidity risk
Total	1,867	1,573
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	251	40
2 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	3
2 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,567	1,531
2 years hence | Finance leases
Liquidity risk
Contractual maturities, non-derivative liabilities	51
2 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	1
3 years hence
Liquidity risk
Total	1,766	1,501
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	102	19
3 years hence | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	103
3 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	1,567	1,480
4 years hence
Liquidity risk
Total	2,099	1,577
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	18	95
4 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	2,086	1,480
4 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	1
5 years hence
Liquidity risk
Total	899	1,933
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	19	18
5 years hence | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	886	1,913
5 years hence and 10 years before
Liquidity risk
Total	6,190	5,900
5 years hence and 10 years before | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	20	16
5 years hence and 10 years before | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	6,240	5,796
Thereafter
Liquidity risk
Total	7,612	5,634
Thereafter | Long-term debt
Liquidity risk
Contractual maturities, non-derivative liabilities	7,744	5,634
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(5,138)	(2,955)
Amounts to be exchanged, Pay	4,886	3,069
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	21,293	19,876
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(877)	(1,188)
Amounts to be exchanged, Pay	851	1,206
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(95)	(44)
Amounts to be exchanged, Pay	89	46
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(95)	(44)
Amounts to be exchanged, Pay	89	46
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(95)	(44)
Amounts to be exchanged, Pay	89	46
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(95)	(44)
Amounts to be exchanged, Pay	89	46
Currency risk related to long-term debt | 5 years hence and 10 years before | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,917)	(1,591)
Amounts to be exchanged, Pay	1,847	1,679
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,964)
Amounts to be exchanged, Pay	1,832
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(542)	(545)
Amounts to be exchanged, Pay	516	557
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(542)	(545)
Amounts to be exchanged, Pay	$ 516	$ 557